UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional International Equity Fund

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Alcoholic Beverages – 7.1%
Diageo PLC	2,775,236	$66,695,821
Heineken N.V.	2,025,634	112,588,681
Pernod Ricard S.A.	634,353	66,329,268

		$245,613,770

Apparel Manufacturers – 4.8%
Burberry Group PLC	780,624	$18,691,663
Compagnie Financiere Richemont S.A.	268,556	16,838,672
Li & Fung Ltd.	17,720,000	40,479,019
LVMH Moet Hennessy Louis Vuitton S.A.	525,978	90,387,869

		$166,397,223

Automotive – 3.2%
Delphi Automotive PLC (a)	232,480	$7,346,368
DENSO Corp.	1,636,100	55,303,370
Honda Motor Co. Ltd.	1,265,500	48,645,071

		$111,294,809

Broadcasting – 1.9%
WPP Group PLC	4,875,388	$66,635,474

Brokerage & Asset Managers – 1.7%
BM&F Bovespa S.A.	4,899,400	$30,167,496
Deutsche Boerse AG	440,201	29,636,609

		$59,804,105

Business Services – 5.5%
Amadeus Holdings AG	2,248,780	$42,438,649
Compass Group PLC	6,210,260	65,112,852
Hays PLC	10,911,585	14,721,673
Infosys Technology Ltd.	382,072	21,496,378
Randstad Holding N.V. (l)	1,224,170	46,188,390

		$189,957,942

Chemicals – 0.4%
Givaudan S.A.	12,266	$11,821,668

Computer Software – 2.7%
Dassault Systemes S.A.	226,174	$20,810,713
SAP AG	1,023,964	71,505,998

		$92,316,711

Computer Software – Systems – 2.8%
Canon, Inc.	1,243,100	$59,277,098
Hon Hai Precision Industry Co. Ltd.	9,103,400	35,316,177

		$94,593,275

Conglomerates – 1.0%
Smiths Group PLC	2,029,002	$34,141,489

Consumer Products – 3.4%
Beiersdorf AG	951,834	$62,108,379
Reckitt Benckiser Group PLC	973,594	55,018,123

		$117,126,502

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 3.2%
Legrand S.A.	1,080,425	$39,756,164
Schneider Electric S.A.	1,068,315	69,801,525

		$109,557,689

Electronics – 4.5%
Hoya Corp.	1,755,800	$39,493,883
Samsung Electronics Co. Ltd.	54,295	61,097,149
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,592,183	54,888,556

		$155,479,588

Energy – Independent – 2.5%
CNOOC Ltd.	9,424,000	$19,265,186
INPEX Corp.	9,729	66,070,188

		$85,335,374

Energy – Integrated – 2.7%
BG Group PLC	1,242,204	$28,770,388
Royal Dutch Shell PLC, “A”	1,865,245	65,143,835

		$93,914,223

Food & Beverages – 5.5%
Groupe Danone	1,075,692	$75,032,216
Nestle S.A.	1,790,887	112,686,808

		$187,719,024

Food & Drug Stores – 2.0%
Lawson, Inc.	912,500	$57,537,836
Tesco PLC	2,027,455	10,701,617

		$68,239,453

Insurance – 4.9%
AIA Group Ltd.	8,835,200	$32,368,788
ING Groep N.V. (a)	6,783,918	56,521,052
QBE Insurance Group Ltd.	3,560,578	52,381,091
Swiss Re Ltd.	419,713	26,804,536

		$168,075,467

Machinery & Tools – 1.5%
Fanuc Ltd.	282,200	$50,719,322

Major Banks – 9.5%
Banco Santander S.A.	4,412,026	$33,952,520
Barclays PLC	6,301,581	23,711,738
HSBC Holdings PLC	11,629,007	103,196,109
Julius Baer Group Ltd.	1,607,498	64,891,135
Standard Chartered PLC	2,593,321	64,709,064
Westpac Banking Corp.	1,626,666	36,884,254

		$327,344,820

Medical Equipment – 1.2%
Sonova Holding AG	206,454	$22,939,333
Synthes, Inc. (n)	94,490	16,392,084

		$39,331,417

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 1.3%
Rio Tinto PLC	832,742	$45,899,714

Network & Telecom – 0.5%
HTC Corp.	879,500	$17,789,951

Other Banks & Diversified Financials – 3.5%
ICICI Bank Ltd.	2,362,363	$41,175,184
Komercni Banka A.S.	143,858	28,646,904
UBS AG (a)	3,622,535	50,764,449

		$120,586,537

Pharmaceuticals – 4.8%
Bayer AG	925,287	$65,084,074
Merck KGaA	377,393	41,766,243
Roche Holding AG	342,631	59,629,257

		$166,479,574

Printing & Publishing – 0.4%
Wolters Kluwer N.V.	734,252	$13,905,661

Railroad & Shipping – 2.2%
Canadian National Railway Co.	967,182	$76,823,266

Specialty Chemicals – 9.7%
Akzo Nobel N.V.	982,078	$57,984,731
L’Air Liquide S.A.	547,021	72,927,007
Linde AG	661,766	118,753,467
Shin-Etsu Chemical Co. Ltd.	1,454,300	84,692,890

		$334,358,095

Specialty Stores – 0.8%
Hennes & Mauritz AB, “B”	795,983	$28,803,520

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 2.1%
MTN Group Ltd.	766,428	$13,490,172
NTT DoCoMo, Inc.	9,237	15,395,477
TIM Participacoes S.A., ADR	1,299,165	41,911,063

		$70,796,712

Telephone Services – 1.2%
China Unicom (Hong Kong) Ltd.	16,867,000	$28,362,090
Singapore Telecommunications Ltd.	5,470,050	13,707,217

		$42,069,307

Utilities – Electric Power – 0.5%
Red Electrica de Espana	344,189	$16,842,356

Total Common Stocks		$3,409,774,038

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	88,143,314	$88,143,314

COLLATERAL FOR SECURITIES LOANED – 1.0%
Morgan Stanley Repurchase Agreement, 0.15%, dated 3/30/12, due 4/2/12, total to be received $35,934,699 (secured by U.S. Treasury and Federal Agency obligations valued at $36,653,074 in an individually traded account), at Value	35,934,250	$35,934,250

Total Investments		$3,533,851,602

OTHER ASSETS, LESS LIABILITIES – (2.6)%		(88,974,725)

Net Assets – 100.0%		$3,444,876,877

(a)	Non-income producing security.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,392,084 representing 0.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$670,495,931	$—	$—	$670,495,931
Japan	—	477,135,134	—	477,135,134
France	435,044,761	—	—	435,044,761
Germany	388,854,769	—	—	388,854,769
Switzerland	382,767,941	—	—	382,767,941
Netherlands	287,188,515	—	—	287,188,515
Taiwan	107,994,684	—	—	107,994,684
Spain	93,233,526	—	—	93,233,526
Australia	36,884,253	52,381,091	—	89,265,344
Other Countries	348,511,954	129,281,479	—	477,793,433
Short Term Securities	—	35,934,250	—	35,934,250
Mutual Funds	88,143,314	—	—	88,143,314
Total Investments	$2,839,119,648	$694,731,954	$—	$3,533,851,602

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $200,869,963 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,199,714,829
Gross unrealized appreciation	$483,655,040
Gross unrealized depreciation	(149,518,267)
Net unrealized appreciation (depreciation)	$334,136,773

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,452,870	661,504,894	(586,814,450)	88,143,314

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,565	$88,143,314

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United Kingdom	19.5%
Japan	13.9%
France	12.6%
Germany	11.3%
Switzerland	11.1%
Netherlands	8.3%
Taiwan	3.1%
Spain	2.7%
Australia	2.6%
Other Countries	14.9%

MFS® Institutional Large Cap Value Fund

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 8.5%
Honeywell International, Inc.	40,119	$2,449,267
Huntington Ingalls Industries, Inc. (a)	4,352	175,124
Lockheed Martin Corp.	58,099	5,220,776
Northrop Grumman Corp.	25,815	1,576,780
United Technologies Corp.	39,238	3,254,400

		$12,676,347

Alcoholic Beverages – 1.7%
Diageo PLC, ADR	25,940	$2,503,210

Automotive – 1.4%
Delphi Automotive PLC (a)	9,610	$303,676
General Motors Co. (a)	11,920	305,748
Johnson Controls, Inc.	46,442	1,508,436

		$2,117,860

Broadcasting – 3.8%
Omnicom Group, Inc.	34,603	$1,752,642
Viacom, Inc., “B”	33,680	1,598,453
Walt Disney Co.	54,072	2,367,272

		$5,718,367

Brokerage & Asset Managers – 1.8%
Blackrock, Inc.	8,619	$1,766,033
Franklin Resources, Inc.	8,030	995,961

		$2,761,994

Business Services – 3.1%
Accenture PLC, “A”	49,537	$3,195,137
Dun & Bradstreet Corp.	9,995	846,876
Fiserv, Inc. (a)	7,740	537,079

		$4,579,092

Cable TV – 0.8%
Comcast Corp., “Special A”	42,540	$1,255,355

Chemicals – 2.9%
3M Co.	27,466	$2,450,242
PPG Industries, Inc.	18,941	1,814,548

		$4,264,790

Computer Software – 1.8%
Oracle Corp.	94,023	$2,741,711

Computer Software – Systems – 2.3%
Hewlett-Packard Co.	15,578	$371,224
International Business Machines Corp.	14,974	3,124,325

		$3,495,549

Construction – 1.7%
Sherwin-Williams Co.	6,863	$745,802
Stanley Black & Decker, Inc.	23,810	1,832,418

		$2,578,220

Consumer Products – 0.6%
Procter & Gamble Co.	13,343	$896,783

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.5%
Danaher Corp.	32,134	$1,799,504
Tyco International Ltd.	34,540	1,940,457

		$3,739,961

Electronics – 1.3%
ASML Holding N.V.	10,460	$524,464
Intel Corp.	51,837	1,457,138

		$1,981,602

Energy – Independent – 3.0%
Apache Corp.	11,794	$1,184,589
EOG Resources, Inc.	7,337	815,141
Occidental Petroleum Corp.	25,426	2,421,318

		$4,421,048

Energy – Integrated – 3.9%
Chevron Corp.	29,812	$3,197,039
Exxon Mobil Corp.	28,455	2,467,902
Hess Corp.	2,216	130,633

		$5,795,574

Engineering – Construction – 0.2%
Fluor Corp.	4,110	$246,764

Food & Beverages – 5.0%
DANONE S.A., ADR	63,300	$878,604
General Mills, Inc.	57,384	2,263,799
J.M. Smucker Co.	6,700	545,112
Kellogg Co.	12,987	696,493
Nestle S.A., ADR	29,355	1,849,365
PepsiCo, Inc.	19,601	1,300,526

		$7,533,899

Food & Drug Stores – 1.4%
CVS Caremark Corp.	28,848	$1,292,390
Walgreen Co.	23,560	789,024

		$2,081,414

General Merchandise – 1.8%
Kohl’s Corp.	9,620	$481,289
Target Corp.	37,590	2,190,369

		$2,671,658

Insurance – 7.0%
ACE Ltd.	16,208	$1,186,426
Aon Corp.	29,086	1,426,959
Chubb Corp.	15,530	1,073,278
MetLife, Inc.	78,211	2,921,181
Prudential Financial, Inc.	33,944	2,151,710
Travelers Cos., Inc.	28,818	1,706,026

		$10,465,580

Leisure & Toys – 0.9%
Hasbro, Inc.	35,067	$1,287,660

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.7%
Eaton Corp.	19,758	$984,541

Major Banks – 11.6%
Bank of America Corp.	45,402	$434,497
Bank of New York Mellon Corp.	105,276	2,540,310
Goldman Sachs Group, Inc.	30,637	3,810,324
JPMorgan Chase & Co.	99,183	4,560,434
PNC Financial Services Group, Inc.	18,353	1,183,585
State Street Corp.	29,224	1,329,692
SunTrust Banks, Inc.	9,330	225,506
Wells Fargo & Co.	92,941	3,173,006

		$17,257,354

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	13,470	$823,691

Medical Equipment – 3.6%
Becton, Dickinson & Co.	11,590	$899,964
Medtronic, Inc.	49,539	1,941,433
St. Jude Medical, Inc.	27,949	1,238,420
Thermo Fisher Scientific, Inc.	23,240	1,310,271

		$5,390,088

Network & Telecom – 0.7%
Cisco Systems, Inc.	49,334	$1,043,414

Oil Services – 0.3%
Transocean, Inc.	8,133	$444,875

Other Banks & Diversified Financials – 1.5%
MasterCard, Inc., “A”	2,121	$891,965
Western Union Co.	78,747	1,385,947

		$2,277,912

Pharmaceuticals – 8.6%
Abbott Laboratories	45,500	$2,788,695
Johnson & Johnson	57,874	3,817,369
Merck & Co., Inc.	26,392	1,013,453
Pfizer, Inc.	196,003	4,441,428
Roche Holding Ltd., ADR	17,620	768,937

		$12,829,882

Printing & Publishing – 0.5%
Moody’s Corp.	17,330	$729,593

Railroad & Shipping – 0.6%
Canadian National Railway Co.	11,009	$874,445

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	16,296	$1,495,973

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	7,602	$673,309
Staples, Inc.	45,947	743,422

		$1,416,731

Telecommunications – Wireless – 1.4%
Vodafone Group PLC, ADR	75,200	$2,080,784

Telephone Services – 2.4%
AT&T, Inc.	115,953	$3,621,212

Tobacco – 5.1%
Altria Group, Inc.	34,601	$1,068,133
Lorillard, Inc.	2,860	370,313
Philip Morris International, Inc.	67,294	5,962,921
Reynolds American, Inc.	7,010	290,494

		$7,691,861

Trucking – 0.5%
United Parcel Service, Inc., “B”	9,360	$755,539

Utilities – Electric Power – 1.5%
PG&E Corp.	32,316	$1,402,838
PPL Corp.	17,046	481,720
Public Service Enterprise Group, Inc.	12,133	371,391

		$2,255,949

Total Common Stocks, at Value		$147,788,282

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	4,100	$222,179

Total Convertible Preferred Stocks, at Value		$222,179

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,184,587	$1,184,587

Total Investments, at Value		$149,195,048

OTHER ASSETS, LESS LIABILITIES – 0.1%		223,443

Net Assets – 100.0%		$149,418,491

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$148,010,461	$—	$—	$148,010,461
Mutual Funds	1,184,587	—	—	1,184,587
Total Investments	$149,195,048	$—	$—	$149,195,048

For further information regarding security characteristics, see the Portfolio of Investments.

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Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$126,405,839
Gross unrealized appreciation	$25,151,552
Gross unrealized depreciation	(2,362,343)
Net unrealized appreciation (depreciation)	$22,789,209

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,232,800	20,102,132	(20,150,345)	1,184,587

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$936	$1,184,587

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: May 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2012

*	Print name and title of each signing officer under his or her signature.